Debt securities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt securities
Debt instruments held	£ 78,933	£ 72,522
Continuing operations
Debt securities
Gross unrealised gains, debt securities	58	115
Gross unrealised losses, debt securities	12	(107)
Discontinued operations
Debt securities
Gross unrealised gains, debt securities	0	0
Gross unrealised losses, debt securities	0	0
Debt securities
Debt securities
Debt instruments held	78,933	72,522
Gross unrealised gains, debt securities	1,127	1,431
Gross unrealised losses, debt securities	(117)	(198)
Central and local government | UK
Debt securities
Debt instruments held	25,298	17,965
Gross unrealised gains, debt securities	703	768
Gross unrealised losses, debt securities	(19)	(16)
Central and local government | USA
Debt securities
Debt instruments held	12,128	11,086
Gross unrealised gains, debt securities	67	56
Gross unrealised losses, debt securities	(70)	(123)
Central and local government | Other
Debt securities
Debt instruments held	26,190	29,790
Gross unrealised gains, debt securities	324	504
Gross unrealised losses, debt securities	(16)	(13)
Banks
Debt securities
Debt instruments held	4,062	2,673
Gross unrealised gains, debt securities	8	8
Gross unrealised losses, debt securities	(4)	(1)
Other financial institutions
Debt securities
Debt instruments held	10,031	10,147
Gross unrealised gains, debt securities	24	93
Gross unrealised losses, debt securities	(7)	(43)
Corporate
Debt securities
Debt instruments held	1,224	861
Gross unrealised gains, debt securities	1	2
Gross unrealised losses, debt securities	(1)	(2)
ABS
Debt securities
Debt instruments held	6,196	6,963
Gross unrealised gains, debt securities	12	75
Gross unrealised losses, debt securities		(32)
Held-for-trading | Debt securities
Debt securities
Debt instruments held	27,481	24,504
Held-for-trading | Central and local government | UK
Debt securities
Debt instruments held	3,514	2,615
Held-for-trading | Central and local government | USA
Debt securities
Debt instruments held	3,667	4,133
Held-for-trading | Central and local government | Other
Debt securities
Debt instruments held	14,736	14,087
Held-for-trading | Banks
Debt securities
Debt instruments held	1,844	821
Held-for-trading | Other financial institutions
Debt securities
Debt instruments held	2,746	2,299
Held-for-trading | Corporate
Debt securities
Debt instruments held	974	549
Held-for-trading | ABS
Debt securities
Debt instruments held	870	886
Designated as at fair value through profit or loss | Debt securities
Debt securities
Debt instruments held		27
Designated as at fair value through profit or loss | Central and local government | Other
Debt securities
Debt instruments held		25
Designated as at fair value through profit or loss | Other financial institutions
Debt securities
Debt instruments held		2
Available-for-sale | Debt securities
Debt securities
Debt instruments held	43,681	39,254
Available-for-sale | Central and local government | UK
Debt securities
Debt instruments held	17,656	10,581
Available-for-sale | Central and local government | USA
Debt securities
Debt instruments held	8,461	6,953
Available-for-sale | Central and local government | Other
Debt securities
Debt instruments held	11,454	15,678
Available-for-sale | Banks
Debt securities
Debt instruments held	2,218	1,852
Available-for-sale | Other financial institutions
Debt securities
Debt instruments held	3,784	4,072
Available-for-sale | Corporate
Debt securities
Debt instruments held	108	118
Available-for-sale | ABS
Debt securities
Debt instruments held	1,826	2,263
Loans and receivables | Debt securities
Debt securities
Debt instruments held	3,643	3,968
Loans and receivables | Other financial institutions
Debt securities
Debt instruments held	3,501	3,774
Loans and receivables | Corporate
Debt securities
Debt instruments held	142	194
Loans and receivables | ABS
Debt securities
Debt instruments held	3,500	3,814
Held-to-maturity | Debt securities
Debt securities
Debt instruments held	4,128	4,769
Held-to-maturity | Central and local government | UK
Debt securities
Debt instruments held	£ 4,128	£ 4,769